Principal accounting policies - Revenue recognition and cost of revenues - Contract balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Principal accounting policies
Revenue recognized relating to deferred revenue as of January 1	$ 3,365
Continuing and discontinued operations
Principal accounting policies
Revenue recognized relating to deferred revenue as of January 1	$ 2,006	$ 8,767